Equity	12 Months Ended
Dec. 31, 2020
Equity [abstract]
Equity	. Equity
a)Share capital
On December 31, 2020, share capital is represented by 329,016,372 common shares, per value of US$0.000025. Share capital is composed of the following shares for the Twelve-month period ended December 31, 2020:

December 31, 2018 shares outstanding	327,788,874
Treasury shares	15,000
Long-Term Incentive Plan	1,066,538
Repurchase of common shares	(15,000)
December 31, 2019 shares outstanding	328,855,412

Treasury shares	(350,006)
Long-Term Incentive Plan	1,058,509
Repurchase of common shares	(547,543)
December 31, 2020 shares outstanding	329,016,372
b)Capital reserve
The capital reserve can only be used to increase capital, offset losses, redeem, reimburse or purchase shares or pay cumulative dividends on preferred shares. For the twelve-month period ended December 31, 2020, the Company recognized LTIP expense in the total amount of R$3,834 (R$38,992 in the twelve-month period ended December 31, 2019).
c)Share based long-term incentive plan (LTIP and LTIP goals)
On January 26, 2018, beneficiaries under the LTIP were granted rights in the form of notional cash amounts without cash consideration. These rights vest in five equal annual installments starting on the earlier of July 29, 2015 and the beneficiary’s employment start date. Under the terms of the LTIP, upon completion of the IPO, the vested portion of each beneficiary’s LTIP rights was converted into Class A common shares of PagSeguro Digital at the IPO price (US$21.50) which is the assessed fair value at the grant date. As a result, the beneficiaries of the LTIP received a total of 1,823,727 new Class A common shares upon completion of the IPO.
The unvested portions of each beneficiary’s LTIP rights will be settled on each future annual vesting date in shares.
This arrangement is classified as equity settled. For the twelve-month period ended December 31, 2020, the Company recognized in equity, costs expenses related to the LTIP and LTIP goals in the total amount of R$75,218 (R$93,369 and R$299,037 in the twelve-month period ended December 31, 2019 and 2018, respectively). As of December 31, 2020, the amount of R$11,029 was accounted for LTIP social charges (note 16) and the expected amount of cash disbursement with withholding income tax in 2021 is R$41,397.
The maximum number of common shares that can be delivered to beneficiaries under the LTIP may not exceed 3% of our issued share capital at any time. On December 31, 2020 total shares granted were 6,960,139 (1,058,509 shares in the twelve-month period ended December 31, 2020) and the total shares issued were 5,149,671.
d)OCI and Equity valuation adjustments
The Company recognizes in this account the accumulated effect of the foreign exchange variation resulting from the conversion of the financial statements of the foreign subsidiary BCPS, which amounted to R$959 in the twelve months ended on December 31, 2020 (negative value in R$425 as of December 31, 2019 and positive value in R$208 as of December 31, 2018). This accumulated effect will be reverted to the result of the year as gain or loss only in case of disposal or write-off of the investment.
The Financial investments mentioned in Note 5 was classified at fair value through other comprehensive income. Unrealized accumulated loss on LFTs as of December 31, 2020 totaled R$306 (R$278 in twelve-month period ended December 31, 2020).
The Company also recognized in this account the difference between the book value and the amounts paid in the acquisitions of additional interests from the non-controlling shareholders of the subsidiary represented by the accumulated amount of R$22,372 as of December 31, 2020 related to R2TECH, in the amount of R$11,663 (R$11,663 as of December 31,2019), and BIVA, in the amount of 10,709 (R$10,709 as of December 31, 2019).
e)Treasury shares
On October 30, 2018, PagSeguro Digital’s board of directors authorized a share repurchase program, under which the PagSeguro Group may repurchase up to US$250 million in outstanding Class A common shares traded on the New York Stock Exchange (NYSE). The Company’s management is responsible for defining the timing and the number of shares to be acquired, within authorized limits. Treasury shares are composed of the following shares for the Twelve-month period ended December 31, 2020, 2019 and 2018:

	Shares	Amount
Repurchase shares
2018 (i)	503,642	39,532
2019 (ii)	15,000	1,735
2020 (iii)	547,543	44,775
Distributed shares to the LTIP
2020	(897,549)	(72,433)
Treasury Shares	168,636	13,609

(i)average price of US$20.09 per share
(ii)average price of US$28.14 per share
(iii)average price of US$16.13 per share